ASSIGNMENT AND ASSUMPTION AGREEMENT (Details) - USD ($)	Oct. 31, 2017	Sep. 18, 2017	Apr. 30, 2017	Apr. 30, 2016
Liabilities assumed
Accounts payable	$ 715,221		$ 694,664	$ 651,188
Accrued expenses	232,720		912,870	984,387
Notes payable, currently in default	75,001		375,001	375,001
Additional paid-in capital	$ 27,395,630		$ 25,551,533	$ 24,154,130
Unrelated Individual Member
Liabilities assumed
Accounts payable		$ 95,655
Accrued expenses		254,575
Notes payable, currently in default		300,000
Total liabilities assumed		650,230
Additional paid-in capital		550,041
Total		1,200,271
Value of common shares issued		(110,000)
Gain		$ 1,090,271